SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory - raw materials	$ 4,301,337	$ 2,797,705	$ 2,548,134
Less reserve allowance for obsolescence	(448,360)	(448,360)	(429,050)
Inventory, net	$ 3,852,977	$ 2,349,345	$ 2,119,084